Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of carrying values and estimated fair values of debt instruments
The carrying values and estimated fair values of our financial instruments at September 30, 2024 and December 31, 2023 are as follows:

		September 30, 2024		December 31, 2023
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	732,062	732,062	679,225	679,225
Restricted cash and short-term deposits (1)	Level 1	92,025	92,025	92,245	92,245
Trade accounts receivable (3)	Level 1	28,258	28,258	38,915	38,915
Interest receivable from money-market deposits and bank accounts (3)	Level 1	3,191	3,191	3,929	3,929
Receivable from TTF linked commodity swap derivatives (3)	Level 1	—	—	7,581	7,581
Receivable from IRS derivatives (3)	Level 1	2,124	2,124	2,461	2,461
Trade accounts payable (3)	Level 1	(73,695)	(73,695)	(7,454)	(7,454)
Current portion of long-term debt and short-term debt (3) (4) (5)	Level 2	(349,522)	(349,522)	(343,781)	(343,781)
Long-term debt (4) (5)	Level 2	(907,734)	(907,734)	(696,933)	(696,933)
Long-term debt - 2021 Unsecured Bonds (4) (6)	Level 1	(189,623)	(191,595)	(199,869)	(197,906)
Derivatives:
Oil and gas derivative instruments (7)	Level 2	107,806	107,806	159,611	159,611
Asset on IRS derivatives (8)	Level 2	25,383	25,383	39,387	39,387
Asset on TTF linked commodity swap derivatives (8)	Level 2	12,291	12,291	48,079	48,079
(1) These instruments carrying value are highly liquid and deemed reasonable estimates of fair value.

(2) Included within cash and cash equivalents of $732.1 million and $679.2 million are $505.3 million and $481.7 million held in short-term money-market deposits as of September 30, 2024 and December 31, 2023, respectively. During the nine months ended September 30, 2024 and 2023, we earned interest income on short-term money-market deposits of $18.6 million and $26.6 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) Our debt obligations are recorded at amortized cost. The amounts presented in the table above are gross of the deferred financing costs of $24.5 million and $23.9 million at September 30, 2024 and December 31, 2023, respectively.

(5) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.

(6) The estimated fair values of our 2021 Unsecured Bonds are based on their quoted market prices as of the balance sheet date. The 2024 Unsecured Bonds are yet to be listed with the Oslo Børs.

(7) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.
(8) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.
Schedule of designated cash flow hedges
As of September 30, 2024, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for SOFR as summarized below:

Instrument	Notional value (in thousands of $)	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	528,750	March 2025 to November 2029	1.93% - 2.37%

Schedule of net investment hedges, statements of financial performance and financial position, location

Instrument	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	403,251	December 2024	$51.20
Receiving floating, pay fixed	403,251	December 2024	$20.55